Shareholder Report, Average Annual Return (Details)	1 Months Ended	5 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	16 Months Ended	18 Months Ended	22 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Defiance AI & Power Infrastructure ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	0.51%
Defiance Gold Enhanced Options Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		2.66%
Defiance Large Cap ex-Mag 7 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			8.58%
Defiance Nasdaq 100 Income Target ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					15.20%	10.40%
Defiance Oil Enhanced Options Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					9.11%		4.09%
Defiance R2000 Enhanced Options & 0DTE Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					9.19%				14.76%
Defiance S&P 500 Income Target ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					11.89%			14.33%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				12.58%	9.39%
S&P 500® Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.66%	15.73%	11.60%	22.65%	15.88%	16.36%	19.33%	18.24%	28.72%